Operating Profit	12 Months Ended
Feb. 28, 2025
Operating Profit [Abstract]
OPERATING PROFIT

20. OPERATING PROFIT

		As of February 28/29
Figures in Rand thousands	Notes	2025	2024	2023

Operating profit is stated after accounting for the following charges:
Depreciation of property, plant and equipment	5	606,487	588,660	493,788
Amortization of capitalized commission assets	6	100,223	83,155	64,707
Amortization of intangible assets	7	56,072	59,482	51,143
Employee benefits expense		1,251,384	1,076,244	865,831
Defined contribution plan		41,113	45,468	44,681